Cover	9 Months Ended
Sep. 30, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of OneMedNet Corporation (f/k/a Data Knights Acquisition Corp.) (the “Company”), originally filed by the Company with the Securities and Exchange Commission (“SEC”) on November 13, 2023 (the “Original Report”), in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Report) on November 7, 2023. This Amendment is being filed solely for the purpose of amending the Original Report to include (i) the consolidated financial statements of OneMedNet Solutions Corporation (f/k/a OneMedNet Corporation) (“Legacy OneMedNet”) as of and for the three and nine months ended September 30, 2023 and (ii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy OneMedNet as of and for the three and nine months ended September 30, 2023. This Amendment does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment.
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Entity File Number	001-40386
Entity Registrant Name	ONEMEDNET CORPORATION
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2076743
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6385 Old Shady Oak Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	800
Local Phone Number	918-7189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ONMD
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ONMDW
Security Exchange Name	NASDAQ